UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Name:      John Hancock Life Insurance Company (U.S.A.)
Address:   601 Congress Street
           Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Maureen Milet
Title: Vice President & Chief Compliance Officer-Investments
Phone: (617) 572-0203


           Maureen Milet      Boston, MA         February 25, 2013
           -------------      -------------      -----------------
           [Signature]        [City, State]      [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
      Form 13F File Number     Name
      028-01714                Independence Investment LLC
      028-03222                John Hancock Advisors, Inc.

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       13

Form 13F Information Table Value Total:                   US $33,788 (thousands)


List of Other Included Managers:

No.           Form 13F File Number         Name
1             028-11519                    Manulife Financial Corporation

                                                                   Shares
                                               CUSIP     Value     or Prn     SH/  Put/ Investment    Other      VOTING AUTHORITY
Name of Issuer                 Title of Class  Number    (x$1000)  Amount     PRN  Call Discretion    Manager SOLE      SHARED  NONE
AMR CORP                       COM             001765106       80     3,597   SH        DEFINED       1         3,597        0  0
AMPEX                          COM             032092306      190     9,320   SH        DEFINED       1         9,320        0  0
CAPITAL LEASE FDG INC          COM             140288101      419    39,758   SH        DEFINED       1        39,758        0  0
CISCO                          COM             17275R102      541    31,622   SH        DEFINED       1             0   31,622  0
DELTA AIRLINES INC             COM             247361108       40    54,174   SH        DEFINED       1        54,174        0  0
ENERPLUS RESOURCES             COM             29274D604   14,612   304,552   SH        DEFINED       1       304,552        0  0
HAWAIIAN HOLDINGS              COM             419879101    2,133   534,689   SH        DEFINED       1       534,689        0  0
HUNTSMAN CORP                  COM             447011107    7,077   410,971   SH        DEFINED       1       410,971        0  0
LILY ELI & CO                  COM             532457108       79     1,404   SH        DEFINED       1         1,404        0  0
NAVISTAR INTL CORP             COM             63934E108      916    31,997   SH        DEFINED       1        31,997        0  0
PETROLEUM GEO SERVICES         SPONSORED ADR   716599105    1,088    35,092   SH        DEFINED       1        35,092        0  0
RANGE RESOURCES                COM             541509303    6,550   248,690   SH        DEFINED       1       248,690        0  0
VENUS MEDICAL TECHNOLOGIES     COM             928566108       62     7,394   SH        DEFINED       1             0    7,394  0